BORROWINGS	12 Months Ended
Dec. 31, 2025
BORROWINGS
BORROWINGS

NOTE 14 – BORROWINGS

	As of December 31,
Current	2025	2024
Bank overdrafts – principal	341,241	162,391
Bank and other financial entities loans – principal	150,645	185,913
Notes – principal	674,649	855,972
Loans for purchase of equipment	11,540	8,472
Interest and related expenses	438,469	198,430
	1,616,544	1,411,178
Non-current
Notes – principal	2,104,556	1,716,177
Bank and other financial entities loans – principal	631,820	179,116
Loans for purchase of equipment	12,623	10,428
Interest and related expenses	1,071,072	469,081
	3,820,071	2,374,802
Total borrowings	5,436,615	3,785,980

Movements in Borrowings are as follows:

	Cash items	Non-cash items	Total
At the beginning of the year			3,785,980
Proceeds from borrowings – principal	3,708,904	1	3,708,905
Proceed from bank overdrafts net of payment	250,788	—	250,788
Issuance costs payable	—	(794)	(794)
Payment of borrowings – principal	(2,583,267)	—	(2,583,267)
Repurchase of Notes	(15,011)	—	(15,011)
Payment of interests and related expenses	(485,542)	—	(485,542)
Payment of DFI	(28,809)	—	(28,809)
Accrued interest and other financial cost	—	381,649	381,649
Foreign currency exchange gains	—	400,055	400,055
Currency translation adjustments	—	22,661	22,661
Total as of December 31, 2025	847,063	803,572	5,436,615

	Cash items	Non-cash items	Total
At the beginning of the year			6,096,182
Proceeds from borrowings – principal	1,311,677	—	1,311,677
Proceed from bank overdrafts net of payment	262,318	—	262,318
Issuance costs payable	—	(1,364)	(1,364)
Payment of borrowings – principal	(1,474,844)	—	(1,474,844)
Repurchase of Notes	(34,913)	—	(34,913)
Payment of interests and related expenses	(421,673)	—	(421,673)
Payment of DFI	(6,341)	—	(6,341)
Trade payables cancelled with borrowings	—	30,815	30,815
Accrued interest and other financial cost	—	309,129	309,129
Foreign currency exchange gains	—	(2,220,373)	(2,220,373)
Currency translation adjustments	—	(64,633)	(64,633)
Total as of December 31, 2024	(363,776)	(1,946,426)	3,785,980
Total as of December 31, 2023	(135,656)	2,046,317	—

The main borrowings, which are effective as of December 31, 2025 and 2024, are detailed below:

a)	Notes

Telecom Argentina

Global Programs for the issuance of Notes

In 2017, Telecom Argentina held an Ordinary General Shareholders’ Meeting that approved a Global Notes Issuance Program for up to a maximum outstanding amount of US$3,000 million or its equivalent in other currencies.

On September 17, 2025, Telecom Argentina increased the maximum aggregate amount outstanding to up to US$4,200 million or its equivalent in other currencies. Such increase was approved by the Company’s General Extraordinary Shareholders’ Meeting held on April 1, 2025.

Within the framework of the Global Notes Issuance Program, Telecom Argentina has carried out several issuances of Notes series, with the amounts and their main characteristics being as follows:

									Accounting
		Amount						Interest	balance (*)
		involved		Issuance	Maturity			payment	As of December 31,
Series	Currency	(in millions)		date	date	Amortization	Interest rate	date	2025	2024
1	US$	400	(1)	07/2019	07/2026	In one installment at maturity date	Annual fixed rate of 8.00%	Semiannual basis	243,772	225,368
5	US$	389	(2)	08/2020	08/2025	In four installments of: 3% at 02/2023 30% at 08/2023 33% at 08/2024 34% at 08/2025	Annual fixed rate of 8.50%	Semiannual basis	—	158,168
8	UVA	134	(3)	01/2021	01/2025	In one installment at maturity date	Annual fixed rate of 4.00%	Semiannual basis	—	222,535
10	UVA	127		12/2021	06/2025	In one installment at maturity date	0%	n/a	—	216,579
12	US$linked	23		03/2022	03/2027	In one installment at maturity date	Annual fixed rate of 1.00%	Quarterly basis	146,499	139,900
	US$linked	75		08/2022	03/2027	In one installment at maturity date	Annual fixed rate of 1.00%	Quarterly basis
14	US$linked	62.4		02/2023	02/2028	In one installment at maturity date	Fixed rate of 1.00%	Quarterly basis	90,870	84,803
15	US$linked	87.4		06/2023	06/2026	In one installment at maturity date	0%	n/a	129,966	127,784
16	US$linked	180.4		07/2023	07/2025	In one installment at maturity date	0%	n/a	—	256,523
18	UVA	75		11/2023	11/2027	In one installment at maturity date	Annual fixed rate of 1.00%	Quarterly basis	142,973	151,477
19	US$linked	34.6		11/2023	11/2026	In one installment at maturity date	0%	n/a	107,253	114,776
		30.9		12/2023	11/2026
20	US$linked	59.7	(4)	06/2024	06/2026	In one installment at maturity date	Annual fixed rate of 5.00%	Quarterly basis	119,621	113,673
		21.6	(4)	06/2024	06/2026
		500		07/2024	07/2031	In three installments of:
21	US$	115.3	(1)	07/2024	07/2031	33% at 07/2029	Annual fixed rate of 9.50%	Semiannual basis	1,233,708	1,150,093
		1.9	(1)	08/2024	07/2031	33% at 07/2030
		200	(2)	10/2024	07/2031	34% at 07/2031.
22	US$ linked	33.7		08/2024	02/2026	In one installment at maturity date	Annual fixed rate of: 2.00%	Quarterly basis	49,170	45,968
23	US$	75		11/2024	11/2028	In one installment at maturity date	Annual fixed rate of 7.00%	Semiannual basis	109,654	102,099
		800	(5)	05/2025	05/2033	In two installments of:
24	US$	200	(6)	07/2025	05/2033	50% at 05/2032 50% at 05/2033	9.25%	Semiannual basis	1,446,139	—
25	US$	51		07/2025	04/2027	In one installment at maturity date	7.50%	Quarterly basis	74,459	—
26		$57,961		07/2025	07/2026	In one installment at maturity date	TAMAR plus 4.00%	Quarterly basis	62,649	—

(*)These accounting balances include interest and related expenses.

(1)	Series 21 Notes: In July 2024, Telecom Argentina issued Series 21 Notes. In July and August 2024, Telecom Argentina exchanged US$115.3 million (equivalent to $157,923 million in current currency as of December 31, 2025) and US$1.9 million (equivalent to $2,697 million in current currency as of December 31, 2025), respectively, of Series 21 Notes for part of its Series 1 Notes. This transaction was recognized as a debt extinguishment and, as a result of this extinguishment, Telecom Argentina recognized a gain of $337 million, which is included in “Borrowings renegotiation results” within Financial results from borrowings. As of December 31, 2025, after the payments made with the funds of the Series 21 Notes, the outstanding principal of the Series 1 Notes amounts to US$162.7 million. In February 2026, this Note was early cancelled through the use of funds from the issuance of the Series 27 Notes.
(2)	Series 21 Notes: In October 2024, with the additional issuance, Telecom Argentina used funds amounting to US$704 million for the payment, prepayments, principal and interest payments, and repurchase of the following borrowings: (a) IFC for US$342 million; (b) IIC for US$135 million; (c) payment of interest and related expenses for US$31 million; (d) repurchase of Series 5 Notes for US$20 million (for which a gain on the repurchase of Notes of $535 million was recognized, included in the line “Repurchase of Notes” within “Financial results from borrowings”); (e) prepayment of part of the principal and payment of interest of Series 1 Notes for US$133 million; (f) payment of principal and interest of Series 8 Notes for US$5 million; and (g) payment of interest of Series 21 Notes for US$38 million.
(3)	Series 8 Notes: In December 2024, Telecom Argentina repurchased Series 8 Notes for $5,851 million ($7,697 million in current currency as of December 31, 2025), for which it recognized a gain on the repurchase of Notes of $70 million, which is included in the line “Repurchase of Notes” within “Financial results from borrowings.”
(4)	Series 20 Notes: Together with the original issuance, Telecom Argentina received a non-cash contribution of $9,128 million (equivalent to $14,545 million in current currency as of December 31, 2025), equivalent to US$9.8 million of nominal value, through the exchange of a portion of the Series 9 Notes. This transaction was recognized as a debt extinguishment, and as a result of this extinguishment, Telecom Argentina recognized a gain of $0.5 million, which is included in “Borrowings renegotiation results” within Financial results from borrowings.
(5)	Series 24 Notes: Telecom Argentina issued Notes for a nominal value of US$800 million. Since the issuance was made below par, the amount involved was US$789 million and Telecom Argentina received net proceeds of US$785 million (equivalent to $1,057,344 million in current currency as of December 31, 2025), which were used to prepay part of the loans obtained for the acquisition of TMA.
(6)	Additional issuance of Series 24 Notes. Telecom Argentina issued Notes for a nominal value of US$200 million. This additional subscription price was above par, so the amount involved was US$208 million (equivalent to $300,999 million in current currency as of December 31, 2025), which, net of issuance expenses, amounted to US$207 million (equivalent to $299,531 million in current currency as of December 31, 2025). These funds were mainly used to prepay part of the loans obtained for the acquisition of TMA.

Núcleo

Global Programs for the issuance of Notes

In connection with the Notes Global Program for a maximum outstanding amount of up to 500,000,000,000 of Guaraníes (“Gs.”) (approximately $3,200 million as of the date of issue), Núcleo issued several series of Notes, which amounts and main characteristics are described below:

		Amount					Interest	Accounting balance (*)
		involved	Issuance	Maturity			payment	As of December 31,
Series	Currency	(in millions)	date	date	Amortization	Interest rate	date	2025	2024
3	Gs.	100,000	03/2020	03/2025	In one installment at maturity date	Annual fixed rate of 8.75%	Quarterly basis	—	17,445
4	Gs.	130,000	03/2021	01/2028	In one installment at maturity date	Annual fixed rate of 7.10%	Quarterly basis	29,291	23,029
5	Gs.	120,000	03/2021	01/2031	In one installment at maturity date	Annual fixed rate of 8.00%	Quarterly basis	27,065	21,279

(*)These accounting balances include interest and related expenses.

b)	Bank and other financing entities loans

Loans related to the acquisition of TMA

The acquisition of TMA, described in Note 29, was financed through two loans totaling US$1,170 million (net of issuance costs US$ 1,142 million, equivalent to $1,523,264 million in current currency as of December 31, 2025).

Its main characteristics are:

		Principal
		residual	Residual
		nominal	Nominal					Interest	Accounting balance (*)
		value	Capital	Maturity				payment	As of December 31,
Entities	Currency	(in millions)	(in millions)	date	Amortization	Interest rate	Spread	date	2025	2024
Syndicated loan (1)	US$	970	151	02/2029	In one installment at maturity date	Variable annual rate: SOF 3 months	Between 4.00% and 7.00%	Quarterly basis	230,234	—
Bilateral loan (2)	US$	200	31	Between 02/2028 and 02/2030	Semiannually from 02/2028	Variable annual rate: SOF 3 months	4.00%	Quarterly basis
(*)	These accounting balances include interest and related expenses.
(1)	An unsecured syndicated loan granted by Banco Bilbao Vizcaya Argentaria S.A., Deutsche Bank AG, London Branch and Banco Santander, S.A.
(2)	An unsecured bilateral loan granted by Industrial and Commercial Bank of China (Argentina) S.A.U.

On May 29, 2025 Telecom Argentina applied proceeds from Notes Series 24 to: (i) prepay a principal amount equal to US$650 million and interest equal US$0.3 million under the Syndicated Loan (equivalent to $893,981 million in current currency as of December 31, 2025) and, (ii) prepay a principal amount equal to US$134 million and interest equal to US$0.1 million under the Bilateral Loan (equivalent to $184,015 million in current currency as of December 31, 2025).

On July 30, 2025, Telecom Argentina applied the funds from the reopening of Notes Series 24 to: (i) prepay a principal amount equivalent to US$168.8 million and interest equivalent to US$2.8 million under the Syndicated Loan (equivalent to 253,037 million in current currency as of December 31, 2025) and, (ii) prepay an amount of principal equivalent to US$34.8 million and interest equivalent to US$0.6 million under the Bilateral Loan (equivalent to $51,148 million in current currency as of December 31, 2025).

These loans establish, among other provisions, the obligation to comply with certain covenants. See point c) below.

During January 2026, these borrowings were prepaid using funds from the issuance of Series 27 Notes. See Note 30.

Other bank loans

		Principal
		residual					Interest	Accounting balance (*)
		nominal value	Maturity				payment	As of December 31,
Entities	Currency	(in millions)	date	Amortization	Interest rate	Spread	date	2025	2024
Inter-American Development Bank (IDB) (1)	US$	30.4	06/2027	Semiannually	Variable annual rate: SOF 6 months	between 7.18% and 9.18%	Semiannually	42,988	133,152
China Development Bank Shenzhen Branch (CDB) (1)	RMB	756	12/2027	Semiannually	Annual fixed rate of 4.95%	n/a	Semiannually	121,173	150,751
Finnvera (1)	US$	11.6	Between 11/2025 and 11/2026	Semiannually	Variable annual rate: SOF 6 months	between 1.47% and 1.63%	Semiannually	15,402	38,035
Export Development Canadá (EDC) (1)	US$	26.7	Between 12/2026 and 12/2030	Semiannually	Variable annual rate: SOF 6 months	between 1.63% and 6.65%	Semiannually	37,955	43,772
Banco BBVA Argentina S.A.		$—	07/2025	Monthly	Annual fixed rate of 47.90%	n/a	Monthly	—	89
PSA Finance Argentina		$—	07/2025	Monthly	Annual fixed rate of 42.90%	n/a	Monthly	—	199
Rombo Compañía Financiera		$—	07/2025	Monthly	Annual fixed rate between 70.90% and 77.90%	n/a	Monthly	—	163
Cisco Systems Capital Corporation (Cisco) and Bank of China (Huawei import)	US$	6.9	between 10/2022 and 11/2026	Quarterly basis	Annual fixed rate between 4.00% and 6.50%	n/a	Quarterly basis	26,248	20,683
			between 01/2025 and 12/2027	Semiannually
		—	02/2025		Annual fixed rate of 38.375%	n/a	At maturity date	—	37,161
Banco de la Nación Argentina Sociedad Anónima		$—	08/2025	In one installment at maturity date	Annual fixed rate of 35.00%	n/a	At maturity date	—	13,584
			09/2025		Annual fixed rate of 32.38%	n/a	At maturity date	—	13,189
				In three installments:
Banco Macro S.A.		$100,000	07/2028	-33.33% in July, 2026	TAMAR	6.60%	Quarterly basis	110,397	—
				-33.33% in July, 2027
				-33.34% in July, 2028
				In three installments:
Banco BBVA Argentina S.A.		$50,000	01/2028	-33.33% in January, 2027	TAMAR	3.85%	Quarterly basis	54,457
				-33.33% in July, 2027
				-33.34% in January, 2028
				In three installments:
Industrial and Commercial Bank of China (Argentina) S.A.U.	RMB	930	07/2028	-33.33% in January, 2028	Fixed 6.15%	n/a	Quarterly basis	192,718
				-33.33% in April, 2028
				-33.34% in July, 2028
Banco de la Nación Argentina Sociedad Anónima		$25,000	08/2026	In one installment at maturity date	Fixed 47.75%	n/a	In one installment at maturity date	28,959
Bank of China Limited (1)	RMB	530	09/2028	In one installment at maturity date	Fixed 4.80%	n/a	Semiannual basis	213,946
		500
(*)	These accounting balances include interest and related expenses.
(1)	This loan establishes, among other provisions, the obligation to comply with certain covenants. See point c) below.
c)	Compliance with covenants

The Company holds certain loans with IDB, Finnvera, EDC, and CDB, the Syndicated loan, the Bilateral loan and Bank of China Limited, which, as of December 31, 2025, amount to $661,698 million. These loans establish, among other provisions, the obligation to comply with certain financial ratios, which are calculated based on contractual definitions, on a quarterly basis, along with the presentation of the Company’s financial statements: i) “Net Debt/EBITDA” and ii) “EBITDA/Interest Net”.

As of the date of issuance of these consolidated financial statements, the Company complies with: a) the EBITDA/ Interest Net ratio and b) the Net Debt/EBITDA ratio established in the original loan agreements, and is also in compliance with the rest of the covenants established.